Property Plant and Equipment (Details)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Net book amount at the beginning	$ 7,990		$ 92,929
Additions	335,000,000	$ 2,715,000,000
Disposals	(3,000,000)	(147,000,000)
Property plant and equipment, deconsolidation	(47,989,000,000)	(78,694,000,000)
Reclassification to assets assets held for sale		46,000,000
Currency translation adjustment	(3,000,000)	(6,290,000,000)
Transfers	1,511,000,000	1,622,000,000
Depreciation charges	(649,000,000)	(5,290,000,000)
Net book amount at the ending	7,990,000,000	92,929,000,000
Net book amount at the beginning	6,799,000,000	6,799,000,000
Costs [Member]
Statement [Line Items]
Net book amount at the ending	7,532,000,000	10,167,000,000
Net book amount at the beginning	13,375,000,000	10,723,000,000
Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at the ending	0	0
Net book amount at the beginning	(5,843,000,000)	(12,674,000,000)
Buildings And Facilities [Member]
Statement [Line Items]
Net book amount at the beginning	6,259		12,689
Additions	282,000,000	331,000,000
Disposals	(2,000,000)	(46,000,000)
Property plant and equipment, deconsolidation		(7,027,000,000)
Reclassification to assets assets held for sale		46,000,000
Currency translation adjustment	0	(562,000,000)
Transfers	1,492,000,000	1,622,000,000
Depreciation charges	(499,000,000)	(702,000,000)
Net book amount at the ending	6,259,000,000	12,689,000,000
Buildings And Facilities [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at the beginning			12,689
Net book amount at the ending	(5,344,000,000)	(17,057,000,000)
Buildings And Facilities [Member] | Costs [Member]
Statement [Line Items]
Net book amount at the beginning	13,375		29,746
Net book amount at the ending		11,603,000,000
Machinery and Equipment [Member]
Statement [Line Items]
Additions	51,000,000	105,000,000
Disposals	(1,000,000)	(11,000,000)
Property plant and equipment, deconsolidation		(1,304,000,000)
Reclassification to assets assets held for sale		0
Currency translation adjustment	0	(101,000,000)
Transfers	19,000,000	0
Depreciation charges	(111,000,000)	(146,000,000)
Net book amount at the beginning	278,000,000	7,532,000,000
Net book amount at the ending	278,000,000	1,735,000,000
Machinery and Equipment [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at the beginning	(3,843)		(9,308)
Net book amount at the ending	(3,954,000,000)
Machinery and Equipment [Member] | Costs [Member]
Statement [Line Items]
Net book amount at the beginning	4,121		11,043
Net book amount at the ending	4,190,000,000	6,734,000,000
Other PPE [Member]
Statement [Line Items]
Additions	2,000,000	1,236,000,000
Disposals	0	0
Property plant and equipment, deconsolidation	(66,000,000)	(13,914,000,000)
Reclassification to assets assets held for sale		0
Currency translation adjustment	(3,000,000)	(1,117,000,000)
Transfers	0	0
Depreciation charges	(39,000,000)	(1,720,000,000)
Net book amount at the ending	262,000,000	15,777,000,000
Net book amount at the beginning	262,000,000	15,777,000,000
Other PPE [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at the ending	(726,000,000)	(687,000,000)
Net book amount at the beginning	(687,000,000)	(15,977,000,000)
Other PPE [Member] | Costs [Member]
Statement [Line Items]
Net book amount at the ending	948,000,000	949,000,000
Net book amount at the beginning	949,000,000	31,754,000,000
Communication Networks [Member]
Statement [Line Items]
Additions	0	953,000,000
Disposals	0	(90,000,000)
Property plant and equipment, deconsolidation	0	(46,443,000,000)
Reclassification to assets assets held for sale	0	0
Currency translation adjustment	0	(3,749,000,000)
Transfers	0	0
Depreciation charges	0	(2,676,000,000)
Net book amount at the beginning	0	52,005,000,000
Net book amount at the ending	0	52,005,000,000
Communication Networks [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at the ending	0	0
Net book amount at the beginning	0	(196,589,000,000)
Communication Networks [Member] | Costs [Member]
Statement [Line Items]
Net book amount at the ending	0	52,005,000,000
Net book amount at the beginning	0	248,594,000,000
Agricultural establishments [Member]
Statement [Line Items]
Additions	0	90,000,000
Disposals	0	0
Property plant and equipment, deconsolidation	0	(10,006,000,000)
Reclassification to assets assets held for sale	0	0
Currency translation adjustment	0	(761,000,000)
Transfers	0	0
Depreciation charges	0	(46,000,000)
Net book amount at the ending	0	10,723,000,000
Net book amount at the beginning	0	10,723,000,000
Agricultural establishments [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at the beginning	0	0
Net book amount at the ending	0		$ (12,674)
Agricultural establishments [Member] | Costs [Member]
Statement [Line Items]
Net book amount at the ending	0	0
Net book amount at the beginning	$ 0	$ 23,397,000,000